Accumulated Other Comprehensive Income	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income.
Accumulated Other Comprehensive Income

Note 15. Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive loss, net of tax by component is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands)	2022	2021	2022	2021
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$4,474	$7,091	$11,759	$3,581
Other comprehensive income (loss) before reclassifications	555	4,824	(2,245)	11,369
Amounts reclassified from accumulated comprehensive income	(4,267)	(1,680)	(11,098)	(3,580)
Tax effect	910	(772)	3,256	(1,907)
Net other comprehensive income	1,672	9,463	1,672	9,463
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	—
Balance at end of period	1,672	9,463	1,672	9,463
Foreign currency translation gain
Balance at beginning of period	250	174	259	239
Other comprehensive income (loss) before reclassifications	1	67	(8)	2
Amounts reclassified from accumulated comprehensive income	—	—	—	—
Tax effect	—	—	—	—
Net other comprehensive income	251	241	251	241
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	—
Balance at end of period	251	241	251	241
Accumulated other comprehensive income at end of period	$1,923	$9,704	$1,923	$9,704

Note 15. Accumulated Other Comprehensive Loss

Changes in accumulated other comprehensive loss, net of tax by component is as follows for the years ended December 31, 2021 and 2020:

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$3,581	$—
Other comprehensive income (loss) before reclassifications	18,010	6,490
Amounts reclassified from accumulated comprehensive income	(7,197)	(1,746)
Tax effect	(2,635)	(1,163)
Net other comprehensive income (loss)	11,759	3,581
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—
Balance at end of period	11,759	3,581
Foreign currency translation gain (loss)
Balance at beginning of period	239	—
Other comprehensive income (loss) before reclassifications	20	239
Amounts reclassified from accumulated comprehensive income	—	—
Tax effect	—	—
Net other comprehensive income (loss)	259	239
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—
Balance at end of period	259	239
Accumulated other comprehensive income (loss) at end of period	$12,018	$3,820